Fair Value Measurements - Summary of fair value measurement inputs and valuation techniques (Detail) - Level 3 [Member]	Mar. 31, 2021	Mar. 18, 2021
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	9.83	9.80
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	23.3	23.0
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	6.46	6.51
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	1.27	1.17
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurements inputs	0	0